Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation expense	$ 744	$ 3,783	$ 393
Employee Stock Option Plans
Share-based compensation expense	743	3,761	363
Non-Employee Stock Option Agreements
Share-based compensation expense	1	22	30
Research & Development Expenses
Share-based compensation expense	177	485	6
Selling & Marketing Expenses
Share-based compensation expense	280	820	209
General & Administrative Expenses
Share-based compensation expense	$ 287	$ 2,478	$ 178